Share-Based Compensation (Details) - Schedule of Stock Options Activities - 2018 [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares			6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Schedule of Stock Options Activities [Line Items]
Number of shares, Exercised (in Shares)			(500,000)	(5,393,650)
Weighted average exercise price, Exercised			$ 0.0000001	$ 0.0000001
Number of shares, Forfeited (in Shares)			(90,000)	(1,392,250)
Weighted average exercise price, Forfeited			$ 0.0000001	$ 0.0000001
Number of shares, Outstanding ending balance (in Shares)	65,709,001	74,131,026	65,119,001	67,345,126
Weighted average exercise price ,Outstanding ending balance	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Weighted average remaining contractual term, Outstanding ending balance	1 year 10 months 6 days	2 years 8 months 8 days	1 year 6 months 14 days	2 years 3 months 18 days
Weighted average grant date fair value, Outstanding ending balance	$ 0.52	$ 0.59	$ 0.52	$ 0.54
Number of shares, Exercisable (in Shares)			64,963,376	67,065,601
Weighted average exercise price, Exercisable			$ 0.0000001	$ 0.0000001
Weighted average remaining contractual term, Exercisable			1 year 6 months 10 days	2 years 3 months 18 days
Weighted average grant date fair value, Exercisable			$ 0.52	$ 0.54